Receivables, Prepayments and Other Assets (Tables)	9 Months Ended
Sep. 30, 2025
Trade and other current receivables [abstract]
Schedule of Accounts Receivable

	September 30, 2025	December 31, 2024
Current:
Trade receivables, other than related parties	$725	$906
Other receivables	286	307
Unbilled accounts receivable(1)	81	38
Receivables from government grants	240	133
Other current financial assets and other	65	22
Total	$1,397	$1,406
Non-current:
Unbilled accounts receivable(1)	$18	$—
Advances to suppliers	181	180
Receivables from government grants	58	124
Equity investments	98	25
Other	21	22
Total	$376	$351
(1) Unbilled accounts receivable represents amounts recognized on revenue contracts less associated advances and progress billings. These amounts will be billed in accordance with the agreed-upon contractual terms or rendering services.
Schedule of Unbilled Accounts Receivables
The following table summarizes the activity in the Company’s unbilled accounts receivable for the nine months ended September 30, 2025 and for the twelve months ended December 31, 2024, respectively:

	September 30, 2025	December 31, 2024
Balance, beginning of period	$38	$33
Revenue recognized during the period	134	118
Amounts invoiced	(74)	(113)
Other	1	—
Balance, end of period	$99	$38